VIA ELECTRONIC TRANSMISSION May 30, 2014 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

         Re: Neiman Funds, Files Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

     On behalf of Neiman Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 27 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to add a new class of shares, Class C, to the Neiman Large Cap Value Fund and the Neiman Tactical Income Fund, each a series of the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours, /s/ Thompson Hine LLP THOMPSON HINE LLP